Significant Events - Summary of Financial Impacts of Samarco Dam Failure (Detail) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2024
Income statement
Other income		$ 514		$ 368		$ 1,285
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure		(35,979)		(32,319)		(36,750)
Profit/(loss) from equity accounted investments, related impairments and expenses:
Fair value change on forward exchange derivatives	[1]	(130)		58		(84)
Loss from operations		(2,771)		(776)	[2]	(6,094)	[2]
Net finance costs		(1,455)		(1,111)		(1,489)
Loss before taxation		(3,371)		(1,234)		(6,600)
Income tax expense		(9,388)		(7,210)		(6,447)
Loss after taxation		(3,371)		(1,138)		(5,763)
Balance sheet movement
Trade and other receivables		(841)		776		(290)
Trade and other payables		(880)		116		27
Cash flow statement
Loss before taxation		(3,371)		(1,234)		(6,600)
Adjustments for:
Fair value change on forward exchange derivatives	[1]	130		(58)		84
Proceeds Settlements From Cash Management Related Instruments		96		195		361
Net finance costs		1,455		1,111		1,489
Changes in assets and liabilities:
Trade and other receivables		841		(776)		290
Trade and other payables		880		(116)		(27)
Net operating cash flows		21,778		18,692		20,665
Net investing cash flows		(12,011)		(13,350)		(8,762)
Net increase/(decrease) in cash and cash equivalents		6,487		(629)		234
Samarco dam failure
Income statement
Other income	[3]	64		0		0
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	[4]	(215)		(211)		(139)
Profit/(loss) from equity accounted investments, related impairments and expenses:
Samarco dam failure provision	[5]	(778)		(659)		(2,833)
Fair value change on forward exchange derivatives	[6]	458		414		(199)
Loss from operations		(471)		(456)		(3,171)
Net finance costs	[7]	(600)		(458)		(506)
Loss before taxation		(1,071)		(914)		(3,677)
Income tax expense	[8]	0		0		(85)
Loss after taxation		(1,071)	[9]	(914)	[10]	(3,762)	[11]
Balance sheet movement
Other financial assets/(liabilities)	[12]	12		441		(280)
Trade and other receivables		29		0		0
Trade and other payables		(14)		29		(4)
Tax liabilities		0		0		(85)
Provisions		652		656		(2,824)
Net decrease/(increase) in liabilities		679		1,126		(3,193)
Cash flow statement
Loss before taxation		(1,071)		(914)		(3,677)
Adjustments for:
Samarco dam failure provision	[5]	778		659		2,833
Fair value change on forward exchange derivatives	[6]	(458)		(414)		199
Proceeds Settlements From Cash Management Related Instruments		455		(17)		218
Net finance costs	[7]	600		458		506
Changes in assets and liabilities:
Trade and other receivables		(29)		0		0
Trade and other payables		14		(29)		4
Net operating cash flows		289		(257)		83
Net investment and funding of equity accounted investments	[13]	(2,030)		(1,773)		(640)
Net investing cash flows		(2,030)		(1,773)		(640)
Net increase/(decrease) in cash and cash equivalents		$ (1,741)		$ (2,030)		$ (557)

[1]	Fair value change on derivatives is principally related to commodity price contracts, foreign exchange contracts and embedded derivatives used in the ordinary course of business as well as derivatives used as part of the funding of dividends.
[2]	Exceptional items reported in Group and unallocated include proceeds from insurance settlements of US$64 million (2025: US$ nil; 2024: US$ nil) and costs of US$170 million (2025: US$135 million; 2024: US$105 million) in relation to Samarco dam failure. Refer to note 3 'Exceptional items' for further information.
[3]	Proceeds from insurance settlements.
[4]	Includes legal and advisor costs incurred.
[5]	US$575 million (2025: US$540 million; 2024: US$3,700 million) change in estimate and US$203 million (2025: US$119 million; 2024: US$(867) million) exchange translation.
[6]	The Group enters into forward exchange contracts to limit the Brazilian reais exposure on the dam failure provision. While not applying hedge accounting, the fair value changes in the forward exchange instruments are recorded within Profit/(loss) from equity accounted investments, related impairments and expenses in the Income Statement.
[7]	Amortisation of discounting of provision.
[8]	Includes tax on forward exchange derivatives and other taxes incurred during the period.
[9]	Refer to note 4 'Significant events – Samarco dam failure' for further information.
[10]	Refer to note 4 'Significant events – Samarco dam failure' for further information.
[11]	Refer to note 4 'Significant events – Samarco dam failure' for further information.
[12]	Includes forward exchange contracts described in 4 above, and Senior notes issued by Samarco as part of its Judicial Reorganisation in September 2023.
[13]	Includes US$2,030 million utilisation of the Samarco dam failure provision including payments under the Brazil Settlement Agreement ratified on 6 November 2024 (2025: US$1,773 million). FY2024 comprises utilisation of the Samarco dam failure provision US$515 million and US$125 million provided to Samarco following approval of the Judicial Reorganisation.